ANNUAL REPORT



Cash Equivalent
Fund


July 31, 2001













Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606



This report is not to be distributed unless preceded or accompanied by a prospectus.

Dear Shareholder:

We appreciate your decision to invest in Cash Equivalent Fund. To provide you with an update of holdings, on the following pages you'll find the fund's annual report for the year ended July 31, 2001. Also included are the financial highlights for the Cash Equivalent Fund of the following portfolios:

           o  Money Market Portfolio

           o  Government Securities Portfolio

           o  Tax-Exempt Portfolio

Briefly, for the past year ended July 31, 2001 the fund's portfolios registered favorable performance and achieved their stated objectives of providing maximum current income while maintaining stability of principal.

Economic review and Outlook

When we look back at the past couple of months, this quarter may mark the bottom for the economy. The reason is that an increasing number of economic releases now evidence a plateau or slow modest improvement. However, the Federal Reserve
(Fed) continued to act aggressively and lowered short-term rates by 125 basis points in the period. Are we there yet? The Fed did not cut rates in July, but this probably does not mark the end of the easing process. Economic data continues to be soft and the case for the bottoming of the economy is not rock solid. The feeling the market suggests is that we still have a long and difficult road to travel before the economy recovers. This is reflected in the yield curve's embodiment of expectations of additional monetary accommodation. In this context, the yield curve for money market securities has still retained a slightly positive slope, but interest rate levels for all maturities are lower. The forward yield curve also suggests modest incremental monetary ease.

We favor lengthening because of our belief the Fed will probably lower rates to temper the slowing pace of economic activity. We have retained a perspective to hold a longer average life. The Fed will probably initiate at least one additional minimal rate cut. However, at this point, lengthening will be on a very selective basis because market pricing incorporates a higher expectation of further easing than we feel is likely.

Monetary policy should now be in the fine-tuning phase based on economic and financial developments because it is accommodative. Consumer spending has held up well, manufacturing inventories have been reduced, and jobless unemployment claims appear to be flattening. The perception should change sooner than later. The stock market appears to be stabilizing, the impact of monetary easing is just starting to be felt, energy prices have declined and tax stimulus is currently being administered. Based on these considerations, the Fed may opt to boost the fragile start of the recovery in a modest fashion, but we are near the end of the accommodative path.

Portfolio Performance

As of July 31, 2001
-------------------------------------------------------------------------------
                                                                   7-Day
                                                               Current Yield
-------------------------------------------------------------------------------
Money Market Portfolio                                            3.32%
-------------------------------------------------------------------------------
Government Securities Portfolio                                   3.04%
-------------------------------------------------------------------------------
Tax-Exempt Portfolio                                              2.23%
-------------------------------------------------------------------------------
  (Equivalent Taxable Yield)                                      3.66%
-------------------------------------------------------------------------------

Thank you again for your investment. We look forward to serving your investment needs for years to come.

/s/Frank J. Rachwalski
Frank J. Rachwalski
Vice President and Lead Portfolio Manager

August 13, 2001

Frank Rachwalski is a Managing Director of Zurich Scudder Investments, Inc. and is Vice President and Lead Portfolio Manager of all Zurich Scudder Money Market Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University, Chicago.

Notes

Yields are historical, may fluctuate, and do not guarantee future performance. The portfolios' net yields are the sum of the daily dividend rates for the period.

The equivalent taxable yield allows you to compare the portfolio's performance with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 39.1%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

   Portfolio of Investments at July 31, 2001

                                                                                           Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------

Commercial Paper -- 94.2%
---------------------------------------------------------------------------------------------------------------------
Abbey National NA Corp., 3.57%, 9/25/2001                                                  20,000,000     19,890,917
---------------------------------------------------------------------------------------------------------------------
Alpine Securitization Corp., 3.75%, 8/22/2001                                              20,000,000     19,956,250
---------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.81%*, 9/21/2001                                            10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp., 3.75%, 8/23/2001                                                  21,500,000     21,450,729
---------------------------------------------------------------------------------------------------------------------
Asset Portfolio Funding, 4.15%, 9/24/2001                                                   5,954,000      5,916,936
---------------------------------------------------------------------------------------------------------------------
Associates Corp. of North America, 3.93%*, 6/15/2002                                       10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Atlantis One Funding, 3.66%, 10/29/2001                                                    20,000,000     19,819,033
---------------------------------------------------------------------------------------------------------------------
Banco de Galicia (HSBC), 4.7%, 8/21/2001                                                   15,000,000     14,960,833
---------------------------------------------------------------------------------------------------------------------
Barton Capital Corp., 3.74%, 8/21/2001                                                     20,000,000     19,958,445
---------------------------------------------------------------------------------------------------------------------
Bavaria Finance Funding LLC, 3.87%, 8/1/2001                                               12,500,000     12,500,000
---------------------------------------------------------------------------------------------------------------------
Bavaria Universal Funding, 3.65%, 9/5/2001                                                 11,620,000     11,578,765
---------------------------------------------------------------------------------------------------------------------
Caterpillar Financial, 3.87%, 10/15/2001                                                   10,000,000     10,002,449
---------------------------------------------------------------------------------------------------------------------
Centric Capital Corp., 4.8%, 8/31/2001                                                     11,700,000     11,653,200
---------------------------------------------------------------------------------------------------------------------
Clipper Receivables Corp., 3.75%, 8/15/2001                                                16,160,000     16,136,433
---------------------------------------------------------------------------------------------------------------------
Corporate Receivables Corp., 3.7%, 9/6/2001                                                20,000,000     19,926,000
---------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.01%*, 9/5/2001                                             15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA) Inc., 3.81%*, 5/22/2002                                   10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
CXC, Inc., 3.68%, 9/26/2001                                                                15,000,000     14,914,133
---------------------------------------------------------------------------------------------------------------------
Delaware Funding Corp., 3.82%, 8/10/2001                                                   20,000,000     19,980,900
---------------------------------------------------------------------------------------------------------------------
Eureka Securitization, Inc., 3.7%, 9/14/2001                                               20,000,000     19,909,556
---------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., 3.74%, 8/13/2001                                        18,859,000     18,835,489
---------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust I, 3.75%, 10/4/2001                                                       20,000,000     19,866,667
---------------------------------------------------------------------------------------------------------------------
Galaxy Funding Corp., 4.68%, 9/13/2001                                                     15,000,000     14,916,150
---------------------------------------------------------------------------------------------------------------------
Giro Multi-Funding Corp., 3.75%, 8/27/2001                                                 20,000,000     19,945,833
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group LP, 4.13%, 12/20/2001                                                  15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Greyhawk Funding LLC, 4.16%, 9/14/2001                                                     20,000,000     19,898,433
---------------------------------------------------------------------------------------------------------------------
Hatteras Funding Corp., 3.93%, 9/7/2001                                                    15,000,000     14,939,413
---------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 4.14%*, 12/5/2001                                                 15,000,000     15,007,935
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                       2

                                                                                           Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------
Intrepid Funding, 3.69%, 8/17/2001                                                         15,000,000     14,975,400
---------------------------------------------------------------------------------------------------------------------
John Deere Capital Corp., 4.01%*, 11/14/2001                                               15,000,000     14,998,330
---------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 3.57%, 2/26/2002                                                             20,000,000     19,585,483
---------------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp., 5.04%, 8/15/2001                                                 11,656,000     11,633,154
---------------------------------------------------------------------------------------------------------------------
Moat Funding LLC, 3.69%, 10/22/2001                                                        15,000,000     14,873,925
---------------------------------------------------------------------------------------------------------------------
Monte Rosa Capital Corp., 3.73%, 9/6/2001                                                  20,000,000     19,925,400
---------------------------------------------------------------------------------------------------------------------
Moriarty Ltd., 3.61%, 4/11/2002                                                            15,000,000     14,619,446
---------------------------------------------------------------------------------------------------------------------
Park Avenue Receivables, 3.75%, 8/20/2001                                                  20,000,000     19,960,417
---------------------------------------------------------------------------------------------------------------------
Pennine Funding LLC, 5%, 8/3/2001                                                          15,000,000     14,995,833
---------------------------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 4.24%*, 12/4/2001                                             10,000,000      9,995,019
---------------------------------------------------------------------------------------------------------------------
Pooled Accounts Receivable Capital Corp., 3.75%, 8/21/2001                                 20,000,000     19,958,333
---------------------------------------------------------------------------------------------------------------------
Preferred Receivable Funding, 3.71%, 8/31/2001                                             20,000,000     19,938,167
---------------------------------------------------------------------------------------------------------------------
Quincy Capital Corp., 3.67%, 9/7/2001                                                      15,000,000     14,943,421
---------------------------------------------------------------------------------------------------------------------
Receivables Capital Corp., 3.74%, 8/29/2001                                                20,000,000     19,941,822
---------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 3.71%, 8/8/2001                                                  20,000,000     19,985,572
---------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC, 3.65%, 9/17/2001                                                      17,875,000     17,789,821
---------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 3.72%, 8/27/2001                                              20,000,000     19,946,267
---------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 3.74%, 8/27/2001                                              15,000,000     14,959,483
---------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 4.11%, 10/18/2001                                                     15,000,000     14,866,588
---------------------------------------------------------------------------------------------------------------------
Sony Capital Corp., 5%, 8/30/2001                                                          15,000,000     14,939,583
---------------------------------------------------------------------------------------------------------------------
Superior Funding Capital, 3.68%, 8/7/2001                                                  21,917,000     21,903,558
---------------------------------------------------------------------------------------------------------------------
Surrey Funding Corp., 3.7%, 9/26/2001                                                      15,000,000     14,913,667
---------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., 3.75%, 8/24/2001                                                20,000,000     19,952,083
---------------------------------------------------------------------------------------------------------------------
UBS Finance, Inc., 3.6%, 3/15/2002                                                         15,000,000     14,661,000
---------------------------------------------------------------------------------------------------------------------
Verizon Net Funding Corp., 3.89%, 8/2/2001                                                 16,000,000     15,998,271
---------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $862,224,542)                                                               862,224,542
---------------------------------------------------------------------------------------------------------------------

Certificates of Deposit* -- 4.4%
---------------------------------------------------------------------------------------------------------------------
Allfirst Bank, 3.85%, 9/7/2001                                                             10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
CIBC, 3.83%, 9/21/2001                                                                      5,000,000      4,999,626
---------------------------------------------------------------------------------------------------------------------
First Union National Bank, 4.07%, 5/8/2002                                                 10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                       3

                                                                                           Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------
Fleet National Bank, 3.77%, 8/20/2001                                                      15,000,000     14,999,687
---------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $39,999,313)                                                          39,999,313
---------------------------------------------------------------------------------------------------------------------

Repurchase Agreements** -- 1.4%
---------------------------------------------------------------------------------------------------------------------
State Street Bank and Trust Co., 3.84%, to be repurchased at $12,792,364
on 8/1/2001 (Cost $12,791,000)                                                             12,791,000     12,791,000
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $915,014,855) (a)                                          $  915,014,855
---------------------------------------------------------------------------------------------------------------------

         Interest rates represent annualized yield to date of maturity, except for floating rate notes described below.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2001.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a)      Cost for federal income tax purposes was $915,014,855.






    The accompanying notes are an integral part of the financial statements.

   Portfolio of Investments at July 31, 2001

                                                                                           Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio
---------------------------------------------------------------------------------------------------------------------

Short-Term Notes -- 70.6%
---------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., 3.64%, 10/10/2001                                     20,000,000     19,858,444
---------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., 4.11%, 8/1/2001                                       15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 3.77%*, 6/3/2002                                                 10,000,000      9,998,429
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 3.85%, 9/4/2001                                                  10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 4.15%, 8/1/2001                                                  10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.42%*, 2/3/2003                                                    5,000,000      4,996,672
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.68%*, 1/17/2003                                                  15,000,000     14,992,982
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.7%*, 8/17/2001                                                    8,000,000      7,999,743
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.74%*, 12/27/2002                                                  5,000,000      4,997,248
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.76%*, 4/18/2002                                                  10,000,000      9,999,287
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.25%, 5/14/2002                                                    5,000,000      4,999,688
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.3%, 5/21/2002                                                     7,500,000      7,500,000
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.75%, 2/1/2002                                                    10,000,000     10,103,167
---------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.5%, 4/19/2002                                                                5,000,000      4,873,125
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.52%*, 1/27/2003                                   10,000,000      9,991,222
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.54%, 10/11/2001                                   25,000,000     24,825,705
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.65%, 4/19/2002                                     5,000,000      4,867,506
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.65%*, 7/26/2002                                   10,000,000      9,998,041
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.7%, 9/20/2001                                     20,000,000     19,897,222
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.72%, 8/15/2001                                    15,000,000     14,978,271
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.72%*, 10/4/2001                                   12,500,000     12,498,732
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.72%*, 10/4/2002                                   10,000,000      9,996,337
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.74%*, 1/3/2003                                     5,000,000      4,997,686
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.77%*, 11/5/2001                                    2,500,000      2,500,083
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.79%*, 12/3/2001                                    7,500,000      7,499,012
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.85%, 8/15/2001                                    15,000,000     14,987,167
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 3.96%*, 9/20/2001                                      10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.02%, 6/5/2002                                        10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.04%*, 4/11/2002                                      15,000,000     14,996,022
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.06%*, 2/7/2002                                       12,500,000     12,498,013
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.06%*, 4/25/2002                                      15,000,000     14,994,757



    The accompanying notes are an integral part of the financial statements.

                                       5

                                                                                           Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.08%*, 8/23/2001                                       5,000,000      5,000,098
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.1%*, 2/4/2002                                        10,000,000      9,999,510
---------------------------------------------------------------------------------------------------------------------
U.S. Export Import Bank-- Hainan Airlines, Series 2000-2, Class I, 3.63%*, 12/21/2004       4,863,636      4,863,636
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $354,707,805)                                                               354,707,805
---------------------------------------------------------------------------------------------------------------------

Repurchase Agreements** -- 29.4%
---------------------------------------------------------------------------------------------------------------------
Bear Stearns, Inc., 3.75%, to be repurchased at $10,031,250 on 8/8/2001                    10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Bear Stearns, Inc., 3.83%, to be repurchased at $18,013,405 on 8/7/2001                    18,000,000     18,000,000
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 3.67%, to be repurchased at $14,087,061 on 9/17/2001     14,000,000     14,000,000
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 3.73%, to be repurchased at $16,051,391 on 8/20/2001     16,000,000     16,000,000
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 3.73%, to be repurchased at $15,048,179 on 8/23/2001     15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 3.76%, to be repurchased at $22,073,529 on 8/6/2001      22,000,000     22,000,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs, Inc., 3.76%, to be repurchased at $20,016,711 on 8/2/2001                   20,000,000     20,000,000
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch, Inc., 3.77%, to be repurchased at $30,091,108 on 8/1/2001                   30,000,000     30,000,000
---------------------------------------------------------------------------------------------------------------------
State Street Bank And Trust Company, 3.84%, to be repurchased at $2,861,305 on 8/1/2001     2,861,000      2,861,000
---------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $147,861,000)                                                          147,861,000
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100% (Cost $502,568,805) (a)                                             $  502,568,805
---------------------------------------------------------------------------------------------------------------------

         Interest rate represent annualized yield to date of maturity, except for floating rate notes described below.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2001.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a)      Cost for federal income tax purposes was $502,568,805.


    The accompanying notes are an integral part of the financial statements.

   Portfolio of Investments at July 31, 2001

                                                                                           Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio
---------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities* -- 56.5%
---------------------------------------------------------------------------------------------------------------------
Alabama 1.4%
---------------------------------------------------------------------------------------------------------------------
Birmingham
   Special Care Facilities Finance Authority, 2.8%, 11/15/2039                              2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Mobile
   Special Care Facilities Finance Authority, 2.8%, 11/15/2039                              2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
California 2.4%
---------------------------------------------------------------------------------------------------------------------
Los Angeles
   Harbor Improvement Corp., 2.7%, 1/1/2005                                                 6,900,000      6,900,000
---------------------------------------------------------------------------------------------------------------------
Florida 1.5%
---------------------------------------------------------------------------------------------------------------------
Hillsborough County                                                                         1,000,000      1,000,000
   Industrial Development Revenue, 2.85%, 12/1/2016
---------------------------------------------------------------------------------------------------------------------
Orange County
   Presbyterian Retirement Community, 2.7%, 11/1/2028                                       3,400,000      3,400,000
---------------------------------------------------------------------------------------------------------------------
Georgia 3.8%
---------------------------------------------------------------------------------------------------------------------
La Grange
   Development Authority Revenue, 2.74%, 6/1/2031                                           6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Laurens County
   Development Authority Revenue, 2.75%, 9/1/2017                                           5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Idaho 1.0%
---------------------------------------------------------------------------------------------------------------------
Power County
   Industrial Development-FMC Corp. Project, 2.75%, 4/1/2014                                3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Illinois 4.1%
---------------------------------------------------------------------------------------------------------------------
Chicago
   Industrial Development Revenue
     Enterprise Center IX Project, 2.89%, 6/1/2022                                          2,750,000      2,750,000
---------------------------------------------------------------------------------------------------------------------
Development Finance Authority, 2.85%, 9/1/2029                                              5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Upper Illinois River
   Solid Waste Disposal Revenue, 2.85%, 12/1/2021                                           4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Indiana 3.0%
---------------------------------------------------------------------------------------------------------------------
Fort Wayne
   General Motors Corp. Project, 2.65%, 11/1/2005                                           3,580,000      3,580,000
---------------------------------------------------------------------------------------------------------------------
Health Facilities Financing Authority, 2.8%, 11/15/2039                                     5,000,000      5,000,000


    The accompanying notes are an integral part of the financial statements.

                                       7

                                                                                           Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------
Kentucky 11.0%
---------------------------------------------------------------------------------------------------------------------
Asset/Liability General Fund Revenue, 2.54%, 6/26/2002                                      4,500,000      4,500,000
---------------------------------------------------------------------------------------------------------------------
Boone County
   Pollution Control Revenue, 2.65%, 8/1/2013                                               8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Glasgow
   Industrial Building Revenue, 3%, 5/1/2014                                                3,010,000      3,010,000
---------------------------------------------------------------------------------------------------------------------
Kentucky Educational Development Authority                                                  4,000,000      4,000,000
   Health Care Revenue, 2.85%, 11/1/2030
---------------------------------------------------------------------------------------------------------------------
Mason County
   Pollution Control Revenue East Kentucky Power Corp., 2.75%, 10/15/2014                   8,065,000      8,065,000
---------------------------------------------------------------------------------------------------------------------
Mayfield
   Multi-City Lease Revenue, 2.8%, 7/1/2026                                                 2,280,000      2,280,000
---------------------------------------------------------------------------------------------------------------------
Michigan 5.2%
---------------------------------------------------------------------------------------------------------------------
Jackson County
   Economic Development Corp., 2.7%, 12/1/2020                                              5,500,000      5,500,000
---------------------------------------------------------------------------------------------------------------------
Lake Shore Revenue, 3%, 11/1/2019                                                           2,570,000      2,570,000
---------------------------------------------------------------------------------------------------------------------
Sterling Heights
   Economic Development Corp., 3%, 2/1/2016                                                 2,700,000      2,700,000
---------------------------------------------------------------------------------------------------------------------
Strategic Fund                                                                              4,200,000      4,200,000
   Continental Aluminum Project 97, 2.8%, 10/1/2015
---------------------------------------------------------------------------------------------------------------------
Missouri 0.6%
---------------------------------------------------------------------------------------------------------------------
Environmental Improvement and Energy Authority Assoc., 2.75%, 12/15/2003                    1,885,000      1,885,000
---------------------------------------------------------------------------------------------------------------------
Nebraska 2.1%
---------------------------------------------------------------------------------------------------------------------
Nebraska Finance Authority                                                                  5,855,000      5,855,000
   Single Family Housing Revenue, 2.8%, 9/1/2022
---------------------------------------------------------------------------------------------------------------------
Nevada 0.9%
---------------------------------------------------------------------------------------------------------------------
Dept. of Business and Industrial Development, 2.8%, 1/1/2005                                2,600,000      2,600,000
---------------------------------------------------------------------------------------------------------------------
Ohio 0.8%
---------------------------------------------------------------------------------------------------------------------
Higher Education Facilities Authority, 2.85%, 9/1/2020                                      2,260,000      2,260,000
---------------------------------------------------------------------------------------------------------------------
Oregon 2.1%
---------------------------------------------------------------------------------------------------------------------
Clackamas County
   Hospital Facilities Authority Revenue, 2.76%, 5/15/2029                                  2,005,000      2,005,000
---------------------------------------------------------------------------------------------------------------------
Economic Development Revenue, 2.75%, 1/1/2017                                               4,000,000      4,000,000


    The accompanying notes are an integral part of the financial statements.

                                       8

                                                                                           Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------

Pennsylvania 8.8%
---------------------------------------------------------------------------------------------------------------------
Dauphin County
   General Authority Revenue, 2.72%, 11/1/2017                                              4,330,000      4,330,000
---------------------------------------------------------------------------------------------------------------------
Lancaster County
   Hospital Authority Revenue-Luthercare Project, 2.74, 2/15/2029                           6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Lehigh County
   Industrial Development Authority, 2.6%, 10/1/2014                                        4,600,000      4,600,000
---------------------------------------------------------------------------------------------------------------------
Mercer County
   Industrial Development Authority Revenue, 2.95%, 5/1/2021                                1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Quakertown Hospital Authority Revenue, 2.4%, 7/1/2005                                       7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Public School Building Authority, 2.72%, 3/1/2019                                           2,320,000      2,320,000
---------------------------------------------------------------------------------------------------------------------
Texas 3.2%
---------------------------------------------------------------------------------------------------------------------
Camp County
   Industrial Development Corp., 2.8%, 12/1/2013                                            2,500,000      2,500,000
---------------------------------------------------------------------------------------------------------------------
Small Business Industrial Development Corp.                                                 5,000,000      5,000,000
   Industrial Development Revenue, 2.75%, 7/1/2026
---------------------------------------------------------------------------------------------------------------------
Trinity River Authority
   Pollution Control Revenue, 2.75%, 4/1/2009                                               2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Utah 1.3%
---------------------------------------------------------------------------------------------------------------------
Heber
   Industrial Development Revenue, 3%, 7/1/2033                                             3,650,000      3,650,000
---------------------------------------------------------------------------------------------------------------------
Vermont 1.6%
---------------------------------------------------------------------------------------------------------------------
Student Assistance Corp.
   Student Loan Revenue, 2.65%, 1/1/2004                                                    4,600,000      4,600,000
---------------------------------------------------------------------------------------------------------------------
West Virginia 0.9%
---------------------------------------------------------------------------------------------------------------------
Preston County
   Industrial Development Revenue, 3%, 12/1/2007                                            2,690,000      2,690,000
---------------------------------------------------------------------------------------------------------------------
Wisconsin 0.8%
---------------------------------------------------------------------------------------------------------------------
Franklin
   All-Glass Aquarium Co. Project, 3%, 9/1/2018                                             2,390,000      2,390,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $161,140,000)                                                161,140,000


    The accompanying notes are an integral part of the financial statements.

                                       9

                                                                                           Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------

Other Securities -- 43.5%
---------------------------------------------------------------------------------------------------------------------
Alaska 3.5%
---------------------------------------------------------------------------------------------------------------------
City of Valdez Atlantic Richfield Project:
   3.1%, 8/13/2001                                                                          5,000,000      5,000,000
   3.2%, 8/13/2001                                                                          5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Arizona 3.8%
---------------------------------------------------------------------------------------------------------------------
Salt River Project Agricultural Improvement and Power District:
   2.65%, 9/13/2001                                                                         2,000,000      2,000,000
   3.15%, 8/14/2001                                                                         3,896,000      3,896,000
   3.15%, 9/14/2001                                                                         5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Colorado 1.4%
---------------------------------------------------------------------------------------------------------------------
Platte River Power Authority, 2.65%, 10/23/2001                                             4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Florida 3.8%
---------------------------------------------------------------------------------------------------------------------
Gainesville
   Utility Authority, 2.6%, 11/13/2001                                                      1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Jacksonville Electric Authority, 3.2%, 9/11/2001                                            2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Kissimmee
   Utility Authority, 2.55%, 9/10/2001                                                      5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Orlando
   Capital Improvement, 3.35%, 8/9/2001                                                     1,500,000      1,500,000
---------------------------------------------------------------------------------------------------------------------
Sarasota
   County Hospital, 2.6%, 10/1/2001                                                         1,500,000      1,500,000
---------------------------------------------------------------------------------------------------------------------
Georgia 1.0%
---------------------------------------------------------------------------------------------------------------------
Municipal Electric Authority of Georgia, 3.15%, 9/13/2001                                   3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Kentucky 3.9%
---------------------------------------------------------------------------------------------------------------------
Danville County
   Multi-City Lease Revenue, 2.7%, 11/9/2001                                                6,220,000      6,220,000
---------------------------------------------------------------------------------------------------------------------
Pendleton County Multi-City Lease Revenue:
   3.25%, 8/10/2001                                                                         2,000,000      2,000,000
   3.25%, 9/11/2001                                                                         3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Maryland 1.3%
---------------------------------------------------------------------------------------------------------------------
Anne Arundel County
   Baltimore Gas and Electric, 2.8%, 10/11/2001                                             3,620,000      3,620,000


    The accompanying notes are an integral part of the financial statements.

                                       10

                                                                                           Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------

Michigan 1.4%
---------------------------------------------------------------------------------------------------------------------
Strategic Fund Department of Water:
   2.65%, 11/15/2001                                                                        2,000,000      2,000,000
   3.25%, 8/15/2001                                                                         2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Ohio 2.2%
---------------------------------------------------------------------------------------------------------------------
Air Quality Development Authority, 3.2%, 10/12/2001                                         3,200,000      3,200,000
---------------------------------------------------------------------------------------------------------------------
Water Development Authority, 3.2%, 9/12/2001                                                3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
South Carolina 1.7%
---------------------------------------------------------------------------------------------------------------------
Public Service Authority, 3.2%, 8/15/2001                                                   4,846,000      4,846,000
---------------------------------------------------------------------------------------------------------------------
Texas 11.4%
---------------------------------------------------------------------------------------------------------------------
Harris County D-1, 2.6%, 9/11/2001                                                          3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Houston
   Water and Sewer Revenue, 2.65%, 10/24/2001                                               7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Lower County River Authority, 2.5%, 10/10/2001                                              1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
San Antonio Electric and Gas Revenue:
   2.65%, 10/23/2001                                                                        4,800,000      4,800,000
   2.65%, 10/24/2001                                                                        5,500,000      5,500,000
---------------------------------------------------------------------------------------------------------------------
Tax and Revenue Anticipation Notes, 5.25%, 8/31/2001                                        5,000,000      5,003,629
---------------------------------------------------------------------------------------------------------------------
Texas Municipal Power Agency, 2.6%, 11/14/2001                                              4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
University of Texas, Series A, 2.7%, 10/23/2001                                             2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Utah 3.8%
---------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency:
   2.55%, 10/10/2001                                                                        1,900,000      1,900,000
   2.65%, 10/10/2001                                                                        2,000,000      2,000,000
   2.75%, 8/8/2001                                                                          2,000,000      2,000,000
   3.15%, 8/14/2001                                                                         5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Virginia 3.9%
---------------------------------------------------------------------------------------------------------------------
Chesterfield, 3.2%, 10/12/2001                                                              2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Louisa Industrial Development Authority Virginia Electric:
   2.65%, 10/10/2001                                                                        4,000,000      4,000,000
   2.65%, 10/11/2001                                                                        1,000,000      1,000,000
   2.65%, 10/12/2001                                                                        4,000,000      4,000,000


    The accompanying notes are an integral part of the financial statements.

                                       11

                                                                                           Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------

Washington 0.4%
---------------------------------------------------------------------------------------------------------------------
Tacoma Electric System, 2.8%, 11/9/2001                                                     1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $123,985,629)                                                               123,985,629
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0% (Cost $285,125,629) (a)                                           $  285,125,629
---------------------------------------------------------------------------------------------------------------------

         Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of July 31, 2001

(a)      The cost for federal income tax purposes was $285,125,629.


    The accompanying notes are an integral part of the financial statements.

   Financial Statements

---------------------------------------------------------------------------------------------------------------------
Statements of Assets and Liabilities
---------------------------------------------------------------------------------------------------------------------

                                                                                         Government
                                                                         Money Market    Securities     Tax-Exempt
As of July 31, 2001                                                       Portfolio       Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost:
   Short-term securities                                               $  902,223,855  $  354,707,805 $  285,125,629
---------------------------------------------------------------------------------------------------------------------
   Repurchase agreements                                                   12,791,000     147,861,000             --
---------------------------------------------------------------------------------------------------------------------
Cash                                                                           21,507             328      1,415,267
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                           765,533       1,744,013      1,353,192
---------------------------------------------------------------------------------------------------------------------
Receivable for Portfolio shares sold                                        8,294,301       5,446,736      2,092,586
---------------------------------------------------------------------------------------------------------------------
Total assets                                                              924,096,196     509,759,882    289,986,674
---------------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                             226,320       4,996,672             --
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                           1,323,282         625,973        263,156
---------------------------------------------------------------------------------------------------------------------
Payable for Portfolio shares redeemed                                       8,090,824       5,477,579      2,043,136
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                        152,446          85,353         52,577
---------------------------------------------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                            17,210          14,074         10,986
---------------------------------------------------------------------------------------------------------------------
Accrued reorganization costs                                                   53,855          75,019          4,601
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                           710,849         444,943        139,037
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                          10,574,786      11,719,613      2,513,493
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                   $  913,521,410  $  498,040,269 $  287,473,181
---------------------------------------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------------------------------------
Net assets consist of:
Accumulated net realized gain (loss)                                          (75,832)         (2,256)       (83,875)
---------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                           913,597,242     498,042,525    287,557,056
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                      913,521,410     498,040,269    287,473,181
---------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                        913,518,762     498,069,587    287,473,161
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (Net asset value / outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                                 $         1.00  $         1.00 $         1.00
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------------------------------------------
Statements of Operations
---------------------------------------------------------------------------------------------------------------------
                                                                                         Government
                                                                         Money Market    Securities     Tax-Exempt
Year ended July 31, 2001                                                  Portfolio       Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------
Income:
Interest                                                               $   49,038,618  $   27,002,303 $   10,553,369
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                                              1,701,971         958,533        616,093
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                    1,049,594       1,118,558        154,566
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                 48,354          40,465         15,076
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                  3,204,183       1,804,154        924,141
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                       39,572          20,859         13,328
---------------------------------------------------------------------------------------------------------------------
Legal                                                                          13,842           7,685          2,332
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                    24,298          22,161         14,729
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                       299,139         183,376         27,339
---------------------------------------------------------------------------------------------------------------------
Registration fees                                                              32,422          57,973         19,890
---------------------------------------------------------------------------------------------------------------------
Reorganization                                                                 97,772         119,275          7,220
---------------------------------------------------------------------------------------------------------------------
Other                                                                          39,309          11,692         12,293
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                   6,550,456       4,344,731      1,807,007
---------------------------------------------------------------------------------------------------------------------
Expense reductions                                                            (79,805)        (91,034)       (17,690)
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                    6,470,651       4,253,697      1,789,317
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                      42,567,967      22,748,606      8,764,052
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                           (67,337)         11,408             --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $   42,500,630  $   22,760,014 $    8,764,052
---------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets -- Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------
                                                                                            Years ended July 31,
                                                                                            2001           2000
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $   42,567,967 $   42,842,812
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                           (67,337)        (8,495)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                            42,500,630     42,834,317
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:                                                       (42,498,532)   (42,834,317)
Net investment income
---------------------------------------------------------------------------------------------------------------------
Fund share transactions:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               3,203,063,520  3,921,455,216
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              42,880,298     42,826,751
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (3,092,559,986)(4,242,462,446)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions                                      153,383,832   (278,180,479)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                         153,385,930   (278,180,479)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                         760,135,480  1,038,315,959
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $  913,521,410 $  760,135,480
---------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets-- Government Securities Portfolio
---------------------------------------------------------------------------------------------------------------------
                                                                                            Years ended July 31,
                                                                                            2001           2000
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $   22,748,606 $   22,920,792
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                            11,408       (13,664)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                            22,760,014     22,907,128
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                                 (22,789,334)   (22,907,128)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               1,965,198,363  2,416,144,164
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              23,107,703     22,682,977
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (1,935,510,052)(2,448,083,415)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions                                       52,796,014    (9,256,274)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                          52,766,694    (9,256,274)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                         445,273,575    454,529,849
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $  498,040,269 $  445,273,575
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets -- Tax-Exempt Portfolio
---------------------------------------------------------------------------------------------------------------------
                                                                                            Years ended July 31,
                                                                                            2001           2000
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $    8,764,052 $    9,459,696
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                                --           (33)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             8,764,052      9,459,663
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income                                                                     (8,764,033)    (9,459,663)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               1,002,384,184  1,119,950,506
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                               8,720,505      9,438,342
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (994,329,479) (1,240,819,870)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions                                       16,775,210  (111,431,022)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                          16,775,229  (111,431,022)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                         270,697,952    382,128,974
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $  287,473,181 $  270,697,952
---------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

   Financial Highlights

---------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------

Years ended July 31,                                           2001       2000        1999       1998        1997
---------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                        .05         .05        .04         .05        .05
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income               (.05)       (.05)      (.04)       (.05)      (.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                                               5.21        5.31       4.43        4.93       4.78
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                          914         760      1,038         852        971
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                .78^a        .83        .89         .91        .93
---------------------------------------------------------------------------------------------------------------------
 Ratio of expenses after expense reductions (%)                .77^a        .83        .89         .91        .93
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                             5.05        5.13       4.34        4.83       4.64
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio
---------------------------------------------------------------------------------------------------------------------

Years ended July 31,                                          2001        2000        1999       1998        1997
---------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   1.00         1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                       .05          .05        .04         .05        .05
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income              (.05)        (.05)      (.04)       (.05)      (.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   1.00         1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                                              4.93         5.16       4.37        4.89       4.85
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                         498          445        455         392        404
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)               .91^b         .84        .85         .85        .83
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                .90^b         .84        .85         .85        .83
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                            4.79         5.03       4.29        4.79       4.73
---------------------------------------------------------------------------------------------------------------------

^a The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .76% and .76%, respectively (see Notes to Financial Statements).

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .89% and .89%, respectively (see Notes to Financial Statements).

---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio
---------------------------------------------------------------------------------------------------------------------
Years ended July 31,                                          2001        2000        1999       1998        1997
---------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   1.00         1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                       .03          .03        .03         .03        .03
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income              (.03)        (.03)      (.03)       (.03)      (.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   1.00         1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                                              3.19         3.25       2.68        3.13       3.03
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                         287          271        382         333        445
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                          .64^a        .67        .62         .66        .71
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                            3.13         3.17       2.65        3.09       2.97
---------------------------------------------------------------------------------------------------------------------

^a The ratio of operating expenses excluding costs incurred in connection with the reorganization was .64% (see Notes to Financial Statements).

   Notes to Financial Statements

1. Significant Accounting Policies

Cash Equivalent Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund currently offers three series of shares (portfolios): the Money Market Portfolio invests primarily in short-term, high-quality obligations of major banks and corporations; the Government Securities Portfolio invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon; and the Tax-Exempt Portfolio invests in short-term, high-quality municipal securities.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At July 31, 2001, the Fund had a net tax basis capital loss carryforward as follows:
                                                    Capital Loss
Portfolio                                           Carryforward  Expiration
-----------------------------------------------------------------------------
Money Market Portfolio                              $    6,400    7/31/2009
-----------------------------------------------------------------------------
                                                         1,200    7/31/2008
-----------------------------------------------------------------------------
Government Securities Portfolio                          2,300    7/31/2008
-----------------------------------------------------------------------------
Tax-Exempt Portfolio                                    29,000    7/31/2005
-----------------------------------------------------------------------------
                                                        55,000    7/31/2003
-----------------------------------------------------------------------------

In addition, from November 1, 2000 through July 31, 2001, the Money Market Portfolio incurred approximately $68,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended July 31, 2002.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Zurich Scudder Investments, Inc., formerly Scudder Kemper Investments, Inc., ("ZSI" or the "Advisor"), and pays a monthly investment management fee for the Money Market and Government Securities Portfolios of 1/12 of the annual rate of 0.22% of the first $500 million of combined average daily net assets of those portfolios declining to 0.15% of combined averaged daily net assets in excess of $3 billion. The Tax-Exempt Portfolio pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets of such portfolio declining to 0.15% of average daily net assets in excess of $3 billion. During the year ended July 31, 2001, the Fund incurred the following management fees:

                                                     Management   Effective
Portfolio                                           Fee Imposed      Rate
-----------------------------------------------------------------------------
Money Market Portfolio                              $1,701,971      .20
-----------------------------------------------------------------------------
Government Securities Portfolio                        958,533      .20
-----------------------------------------------------------------------------
Tax-Exempt Portfolio                                   616,093      .22
-----------------------------------------------------------------------------

Distribution Agreement. The Fund also has an administration, shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc. For its services as primary distributor, the Fund pays SDI an annual fee of 0.38% of average daily net assets for the Money Market and Government Securities Portfolios and 0.33% of average daily net assets for the Tax-Exempt Portfolio pursuant to separate Rule 12b-1 plans for these portfolios. For the year ended July 31, 2001, the Fund incurred distribution fees as follows:


                                                                     Unpaid at
                                                                      July 31,
Portfolio                                                  Fees         2001
--------------------------------------------------------------------------------
Money Market Portfolio                                 $3,204,183   $  281,270
--------------------------------------------------------------------------------
Government Securities Portfolio                         1,804,154      159,124
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                      924,141       79,653
--------------------------------------------------------------------------------

SDI has related service agreements with various firms to provide cash management and other services for fund shareholders.

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, is the shareholder service agent of the Fund. For the year ended July 31, 2001, SISC received shareholder services fees as follows:

                                                   Shareholder  Unpaid at
                                                    Services     July 31,
Portfolio                                             Fees         2001
---------------------------------------------------------------------------
Money Market Portfolio                            $1,227,184   $  229,485
---------------------------------------------------------------------------
Government Securities Portfolio                      877,596       90,000
---------------------------------------------------------------------------
Tax-Exempt Portfolio                                  98,812       16,213
---------------------------------------------------------------------------

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended July 31, 2001, Trustees' fees and expenses aggregated $22,538. In addition, a one-time fee was accrued for payment to those Trustees not affiliated with the Advisor who did not stand for re-election under the reorganization discussed in Note 5. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear a portion of such costs.

                                                                       Trustee
                                                                      Severance
                                                          Trustee    absorbed by
Portfolio                                                Severance       ZSI
--------------------------------------------------------------------------------
Money Market Portfolio                                 $   15,226   $    7,613
--------------------------------------------------------------------------------
Government Securities Portfolio                            12,648        6,324
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                       10,776        5,388
--------------------------------------------------------------------------------

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses. During the year ended July 31, 2001, the Fund's custodian and transfer agent fees were reduced as follows:

                                                                     Transfer
Portfolio                                            Custodian Fee  Agent Fee
------------------------------------------------------------------------------
Money Market Portfolio                               $    3,218   $    3,793
------------------------------------------------------------------------------
Government Securities Portfolio                           3,091        2,102
------------------------------------------------------------------------------
Tax-Exempt Portfolio                                      6,194        1,295
------------------------------------------------------------------------------

4. Line of Credit

The Fund and affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

5. Reorganization

ZSI initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services previously paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds. These costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. ZSI has agreed to bear a portion of such costs.

                                                                 Reorganization
                                                Reorganization   Cost absorbed
Portfolio                                            Fee             by ZSI
------------------------------------------------------------------------------
Money Market Portfolio                            $   97,772    $   65,181
------------------------------------------------------------------------------
Government Securities Portfolio                      119,275        79,517
------------------------------------------------------------------------------
Tax-Exempt Portfolio                                   7,220         4,813
------------------------------------------------------------------------------

6. Share Transactions

The following tables summarize share and dollar activity in the Fund:

                                                         Year Ended July 31, 2001         Year Ended July 31, 2000
Money Portfolio                                           Shares          Dollars          Shares          Dollars
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                           3,203,062,920   $3,203,063,520     3,921,455,216    $3,921,455,216
---------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                            42,880,298   $   42,880,298        42,826,751    $   42,826,751
---------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                      (3,092,559,986)  $(3,092,559,986)  (4,242,462,446)   $(4,242,462,446)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                                          $  153,383,832                      $(278,180,479)
---------------------------------------------------------------------------------------------------------------------------

                                                         Year Ended July 31, 2001            Year Ended July 31, 2000
Government Securities Portfolio                           Shares          Dollars            Shares            Dollars
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                           1,965,198,361   $1,965,198,363     2,416,144,164    $2,416,144,164
---------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                            23,107,703   $   23,107,703        22,682,977    $   22,682,977
---------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                      (1,935,510,052)  $(1,935,510,052)  (2,448,083,415)   $(2,448,083,415)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                                          $   52,796,014                      $  (9,256,274)
---------------------------------------------------------------------------------------------------------------------------

                                                         Year Ended July 31, 2001            Year Ended July 31, 2000
Tax-Exempt Portfolio                                      Shares          Dollars            Shares            Dollars
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                           1,002,384,184   $1,002,384,184     1,119,950,506    $1,119,950,506
---------------------------------------------------------------------------------------------------------------------------
Shares Issued to shareholders in reinvestment of
distributions                                             8,720,505   $    8,720,505         9,438,342    $    9,438,342
---------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                       (994,329,479)   $(994,329,479)    (1,240,819,871)   $(1,240,819,871)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                                          $   16,775,210                      $(111,431,023)
---------------------------------------------------------------------------------------------------------------------------

Report of Ernst & Young LLP, Independent Auditors

The Trustees and Shareholders
Cash Equivalent Fund


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Money Market, Government Securities and Tax-Exempt Portfolios, comprising the Cash Equivalent Fund (the "Fund"), as of July 31, 2001, and the related statements of operations for the year then ended and changes in net assets and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2001, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Cash Equivalent Fund at July 31, 2001, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

/s/Ernst + Young LLP

Boston, Massachusetts
September 12, 2001

Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of Tax-Exempt Portfolio (the "fund") was held on May 25, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of Cash Equivalent Fund:

                                                                 Number of Votes:
                              ---------------------------------------------------------------------------------------
Trustee                                    For                       Withheld                 Broker Non-Votes*
---------------------------------------------------------------------------------------------------------------------
John W. Ballantine                     173,264,594                   6,562,497                        0
---------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham                       173,291,750                   6,535,341                        0
---------------------------------------------------------------------------------------------------------------------
Mark S. Casady                         172,498,553                   7,328,538                        0
---------------------------------------------------------------------------------------------------------------------
Linda C. Coughlin                      172,388,561                   7,438,530                        0
---------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway                      173,293,699                   6,533,392                        0
---------------------------------------------------------------------------------------------------------------------
James R. Edgar                         173,283,877                   6,543,214                        0
---------------------------------------------------------------------------------------------------------------------
William F. Glavin                      172,526,449                   7,300,642                        0
---------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman                      173,173,145                   6,653,946                        0
---------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson                    173,293,456                   6,533,635                        0
---------------------------------------------------------------------------------------------------------------------
Fred B. Renwick                        173,255,987                   6,571,104                        0
---------------------------------------------------------------------------------------------------------------------
William P. Sommers                     173,293,456                   6,533,635                        0
---------------------------------------------------------------------------------------------------------------------
John G. Weithers                       173,173,145                   6,653,946                        0
---------------------------------------------------------------------------------------------------------------------


2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

              Affirmative                               Against                               Abstain
---------------------------------------------------------------------------------------------------------------------
              178,713,510                               348,000                               765,581
---------------------------------------------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

A Special Meeting of Shareholders (the "Meeting") of Government Securities Portfolio (the "fund") was held on May 23, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of Cash Equivalent Fund:

                                                                 Number of Votes:
                              ---------------------------------------------------------------------------------------
Trustee                                    For                       Withheld                 Broker Non-Votes*
---------------------------------------------------------------------------------------------------------------------
John W. Ballantine                     180,375,018                   4,787,592                        0
---------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham                       180,259,293                   4,903,317                        0
---------------------------------------------------------------------------------------------------------------------
Mark S. Casady                         180,303,750                   4,858,860                        0
---------------------------------------------------------------------------------------------------------------------
Linda C. Coughlin                      180,355,405                   4,807,205                        0
---------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway                      180,306,847                   4,855,763                        0
---------------------------------------------------------------------------------------------------------------------
James R. Edgar                         180,258,234                   4,904,376                        0
---------------------------------------------------------------------------------------------------------------------
William F. Glavin                      180,283,438                   4,879,172                        0
---------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman                      180,109,870                   5,052,740                        0
---------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson                    180,275,687                   4,886,922                        0
---------------------------------------------------------------------------------------------------------------------
Fred B. Renwick                        180,269,438                   4,893,172                        0
---------------------------------------------------------------------------------------------------------------------
William P. Sommers                     180,245,096                   4,917,514                        0
---------------------------------------------------------------------------------------------------------------------
John G. Weithers                       180,332,869                   4,829,741                        0
---------------------------------------------------------------------------------------------------------------------


2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

              Affirmative                               Against                               Abstain
---------------------------------------------------------------------------------------------------------------------
              179,188,733                              1,255,904                             4,717,973
---------------------------------------------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

A Special Meeting of Shareholders (the "Meeting") of Money Market Portfolio (the "fund") was held on May 25, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of Cash Equivalent Fund:

                                                                 Number of Votes:
                              ---------------------------------------------------------------------------------------
                                           For                       Withheld                 Broker Non-Votes*
---------------------------------------------------------------------------------------------------------------------
John W. Ballantine                     411,246,725                   8,360,439                        0
---------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham                       411,619,579                   7,987,585                        0
---------------------------------------------------------------------------------------------------------------------
Mark S. Casady                         409,882,576                   9,724,588                        0
---------------------------------------------------------------------------------------------------------------------
Linda C. Coughlin                      410,245,048                   9,362,116                        0
---------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway                      410,686,334                   8,920,830                        0
---------------------------------------------------------------------------------------------------------------------
James R. Edgar                         409,938,311                   9,668,853                        0
---------------------------------------------------------------------------------------------------------------------
William F. Glavin                      409,761,854                   9,845,310                        0
---------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman                      411,636,061                   7,971,103                        0
---------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson                    411,552,532                   8,054,632                        0
---------------------------------------------------------------------------------------------------------------------
Fred B. Renwick                        407,828,453                  11,778,711                        0
---------------------------------------------------------------------------------------------------------------------
William P. Sommers                     411,639,627                   7,967,537                        0
---------------------------------------------------------------------------------------------------------------------
John G. Weithers                       411,591,973                   8,015,190                        0
---------------------------------------------------------------------------------------------------------------------


2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

              Affirmative                               Against                               Abstain
---------------------------------------------------------------------------------------------------------------------
              411,427,681                              2,139,305                             6,040,178
---------------------------------------------------------------------------------------------------------------------


* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

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